MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC. (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of effects of the Merger on the Corporation’s assets, liabilities, and capital structure
The following table summarizes the effects of the Merger on the Corporation’s assets, liabilities, and capital structure:

Cash and cash held in trust, after conversions	$47,777
Cash payment to Former SAE common stockholders at Closing	(7,500)
Net cash released from escrow to the Corporation upon Closing	40,277
Other assets and liabilities remaining in the Corporation:
Notes payable to related parties – Former SAE common stockholders, at fair value	(11,775)
Notes payable to related parties – directors	(500)
Other assets	13
Contingent consideration	—
Net increase in equity resulting from merger prior to other charges and credits to equity	28,015
Merger costs charged to equity	(5,027)
Pre-acquisition value of Former SAE warrants deemed equity under their terms	1,293
Net increase in the Corporation's June 24, 2013 equity resulting from the Merger	$24,281